As filed with the Securities and Exchange Commission on August 28,
1998

Registration Nos.  33-52643
		    811-7149

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[   ]  Pre-Effective Amendment No.

[X]  Post-Effective Amendment No.       7

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

[ X ] Amendment No.        10

SMITH BARNEY OREGON MUNICIPALS FUND
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)

(212) 816-6474
(Registrant's Telephone Number, including Area Code)

Christina T. Sydor
Secretary

Smith Barney Oregon Municipals Fund
388 Greenwich Street
New York, New York 10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing become effective (check appropriate box):

[     ]  Immediately upon filing pursuant to paragraph (b)
[ X ]  on August 28, 1998 pursuant to paragraph (b)
[     ]  60 days after filing pursuant to paragraph (a) (1)
[    ]   on (date) pursuant to paragraph (a) (1)
[    ] 75 days after filing pursuant to paragraph (a) (2)
[    ] on (date) pursuant to paragraph (a) (2) of Rule 485


If appropriate, check the following box:

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common
Stock/Shares of Beneficial Interest


SMITH BARNEY OREGON MUNICIPALS FUND

FORM N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)

Part A
Item No. 						Prospectus Caption


1.  Cover Page					Cover Page

2.  Synopsis					Prospectus Summary

3.  Financial Highlights			Financial Highlights

4.  General Description of Registrant	Cover Page; Prospectus
							Summary; Investment
							Objective and Management
							Policies; Additional
							Information

5.  Management of the Fund 			Management of the Fund;
							Distributor; Additional
							Information;

6.  Capital Stock and Other Securities	Investment Objective and
							Management Policies;
							Dividends, Distribution
							and Taxes; Additional
							Information

7.  Purchase of Securities Being Offered	Purchase of Shares;
							Valuation of Shares;
							Redemption of
							Shares; Exchange
							Privilege;
							Minimum Account Size;
							Distributor; Additional
							Information

8.  Redemption or Repurchase			Purchase of Shares;
							Redemption of Shares;
							Exchange Privilege

9.  Pending Legal Proceedings			Not Applicable


Part B.						Statement of Additional
Item No.						Information Caption

10.  Cover  Page					Cover Page

11.  Table of Contents				Contents

12.  General Information and History	Distributor; Additional
							Information

13.  Investment Objective and Policies	Investment Objective and
							Management Policies

14.  Management of the Fund			Management of the Fund;
							Distributor

15.  Control Persons and Principal Holders	Management of the
      of Securities					Fund

16. Investment Advisory and Other Services	Management of the
								Fund; Distributor

17.  Brokerage Allocation				Investment
Objective and 						Management Policies;
								Distributor

18.  Capital Stock and Other Securities		Investment Objective
								and Management
								Policies; Purchase of
								Shares; Redemption of
								Shares; Taxes

19.  Purchase, Redemption and Pricing of 		Purchase of Shares;
      Securities Being Offered			Redemption of Shares;
								Valuation of Shares;
								Exchange Privilege;
								Distributor

20.  Tax Status						Taxes

21.  Underwriters						Distributor

22.  Calculation of Performance Data		Performance
Data

23.  Financial Statements				Financial
Statements


SMITH BARNEY OREGON MUNICIPALS FUND

PART A

P R O S P E C T U S

                                                                    SMITH BARNEY
                                                         Oregon Municipals Fund

                                                            AUGUST 28, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE
LOGO Smith Barney Mutual Funds
     Investing for your future.
     Every day.

PROSPECTUS
                                                           August 28, 1998

Smith Barney Oregon Municipals Fund
388 Greenwich Street
New York, New York 10013
(800) 451-2010

  Smith Barney Oregon Municipals Fund (the "Fund") is a non-diversified munici-pal fund that seeks to provide Oregon investors with as high a level of divi-dend income exempt from Federal income tax and Oregon state personal income tax as is consistent with prudent investment management and preservation of capi-tal.

  This Prospectus concisely sets forth certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information (the "SAI") dated August 28, 1998, as amended or supple-mented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

MUTUAL MANAGEMENT CORP.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
-------------------------------------------------
FINANCIAL HIGHLIGHTS                           10
-------------------------------------------------
INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES   12
-------------------------------------------------
OREGON MUNICIPAL SECURITIES                    18
-------------------------------------------------
VALUATION OF SHARES                            19
-------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES             20
-------------------------------------------------
PURCHASE OF SHARES                             22
-------------------------------------------------
EXCHANGE PRIVILEGE                             29
-------------------------------------------------
REDEMPTION OF SHARES                           32
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           35
-------------------------------------------------
PERFORMANCE                                    35
-------------------------------------------------
MANAGEMENT OF THE FUND                         36
-------------------------------------------------
DISTRIBUTOR                                    38
-------------------------------------------------
ADDITIONAL INFORMATION                         39
-------------------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in the Prospectus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, non-diversified, management investment company that seeks to provide Oregon investors with as high a level of dividend income exempt from Federal income taxes and Oregon state personal income tax as is consistent with prudent investment management and the preser-vation of capital. Its investments consist primarily of intermediate- and long-term investment-grade municipal securities issued by the State of Oregon, local governments in the State of Oregon and certain other municipal issuers such as the Commonwealth of Puerto Rico ("Oregon Municipal Securities") that pay inter-est which is excluded from gross income for Federal income tax purposes and exempt from Oregon state personal income taxes. Intermediate- and long-term securities generally have remaining maturities at the time of purchase of three to in excess of twenty years. See "Investment Objective and Management Poli-cies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class L shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 4.00% of the purchase price and are subject to an annual service fee of 0.15% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Pro-spectus Summary--Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 4.50% of redemption proceeds, declining by 0.50% the first year after purchase and by 1.00% each year thereafter to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.15% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class L Shares. Class L shares are sold at net asset value plus an initial sales charge of 1.00% of the purchase price. They are subject to an annual service fee of 0.15% and an annual distribution fee of 0.55% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class L shares within 12 months of purchase. This CDSC may be waived for certain redemptions. The Class L shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A and Class B shares. Purchases of Fund shares which, when combined with current holdings of Class L shares of the Fund, equal or exceed $500,000 in the aggregate should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended duration of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case. Finally, Class L shares which have a lower upfront sales charge but are sub-ject to higher distribution fees than Class A shares, are suitable for invest-ors who are not investing or intending to invest an amount which would receive a substantive sales charge discount and who have a short-term or undetermined time frame.

  Finally, investors should consider the effect of the CDSC period and any con-version rights of the Classes in the context of their own investment time frame. For example, while Class L shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class L shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share pur-chases which, when combined with current holdings of Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class A shares, offered with a sales charge, held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Pur-chase of Shares."

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class L shares is the same as that of an initial sales charge. See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. The minimum investment for Class A, Class B and Class L shares and the subsequent invest-ment for all Classes through the Systematic Investment Plan are described below.

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent invest-ment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND Mutual Management Corp. ("MMC" or the "Adviser") (for-merly known as Smith Barney Mutual Funds Management Inc.) serves as the Fund's investment adviser and administrator. The Adviser provides investment advisory and management services to investment companies affiliated with Smith Barney. The Adviser is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly-owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged through its subsidiaries principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of any Class will be reinvested automatically in additional shares of the same Class at current net asset value unless otherwise specified by an investor. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund will achieve its investment objective. Assets of the Fund may be invested in the municipal securities of non-Oregon municipal issuers ("Other Municipal Securities" and together with Oregon Municipal Securities, "Municipal Securi-ties"). Dividends paid by the Fund which are derived from interest attribut-able to Oregon Municipal Securities will be excluded from gross income for Federal income tax purposes and exempt from Oregon state personal income taxes (but not from Oregon state franchise tax or Oregon state corporate income tax). Dividends derived from interest on obligations of non-Oregon municipal issuers will be exempt from Federal income taxes, but may be subject to Oregon state personal income taxes. Dividends derived from certain municipal securi-ties (including Oregon Municipal Securities), however, may be a specific tax item for Federal alternative minimum tax purposes. The Fund may invest without limit in securities subject to the Federal alternative minimum tax. See "In-vestment Objective and Management Policies" and "Dividends, Distributions and Taxes."

  The Fund is more susceptible to factors adversely affecting issuers of Ore-gon municipal securities than is a municipal bond fund that does not emphasize these issuers. See "Oregon Municipal Securities" in the Prospectus and "Spe-cial Considerations Relating to Oregon Municipal Securities" in the SAI for further details about the risks of investing in Oregon obligations.

  The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The Fund's assumption of large positions in the obligations of a small number of issuers may cause the Fund's share price to fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers. See "Investment Objective and Management Policies."

  The Fund generally will invest at least 75% of its assets in securities rated investment grade, and may invest the remainder of its assets in securi-ties rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by Standard & Poor's Ratings Group ("S&P"), or have an equivalent rating by any nationally recognized statistical rating organization ("NRSRO") or in unrated obligations deemed by the Adviser to be of comparable quality. Securities rated Baa by Moody's or BBB by S&P, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments.

  There are several risks in connection with the use of certain portfolio strategies by the Fund, such as the use of when-issued securities, municipal bond index futures contracts and put and call options on interest rate futures as hedging devices, municipal leases and securities lending. See "Investment Objective and Management Policies--Certain Portfolio Strategies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operat-ing expenses for its most recent fiscal year:

SMITH BARNEY OREGON MUNICIPALS FUND           CLASS A CLASS B CLASS L* CLASS Y
------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum sales charge imposed on purchases
    (as a percentage of offering price)       4.00%    None    1.00%    None
  Maximum CDSC (as a percentage of original
    cost or redemption proceeds, whichever is
    lower)                                    None**   4.50%   1.00%    None
------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES***
  (as a percentage of average net assets)
  Management fees (net of fee waivers)        0.12%    0.12%   0.12%    0.12%
  12b-1 fees****                              0.15     0.65    0.70     None
  Other expenses*****                         0.46     0.48    0.47     0.46
------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                 0.73%    1.25%   1.29%    0.58%
------------------------------------------------------------------------------

    * Class L shares were previously named Class C shares effective June 12, 1998. For shareholders who owned Class C shares of the Fund as of June 12, 1998, Class L shares may be purchased without including the 1% ini-tial sales charge until June 25, 1999.

   ** Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  *** "Management fees" have been restated to reflect the management fee waiver currently in effect for the Fund. Management fees were waived to a greater extent during the last fiscal year. Absent the fee waiver, the management fee would have been incurred at the rate of 0.50% of each Class' average daily net assets for the current fiscal year ended April 30, 1998. Absent the fee waiver and expense reimbursement, total expenses would have been incurred at the rates of 1.12%, 1.63%, 1.67% and 0.96% for Class A, Class B, Class L and Class Y shares, respectively.

 **** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge per-mitted by the National Association of Securities Dealers, Inc.

***** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were out-standing as of April 30, 1998.

  Class A shares of the Fund purchased through the Smith Barney AssetOne Pro-gram will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges depending on the amount purchased and, in the case of Class B, Class L and certain Class A shares, the length of time the shares are held. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 fee of 0.15% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.65% of the value of average daily assets of that Class, consisting of a 0.50% distribution fee and a 0.15% service fee. For Class L shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of average daily net assets of the Class, consisting of a 0.55% distri-bution fee and a 0.15% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.


 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

SMITH BARNEY
OREGON MUNICIPALS FUND                        1 YEAR 3 YEARS 5 YEARS 10 YEARS*
------------------------------------------------------------------------------
An investor would pay the following expenses
on a $1,000 investment, assuming (1) 5.00%
annual return and (2) redemption at the end
of each time period:
 Class A                                       $47     $62     $79     $127
 Class B                                        58      70      79      137
 Class L                                        33      50      80      164
 Class Y                                         6      19      32       73
------------------------------------------------------------------------------
An investor would pay the following expenses
on the same investment, assuming the same
annual return and no redemption:
 Class A                                       $47     $62     $79     $127
 Class B                                        13      40      69      137
 Class L                                        23      50      80      164
 Class Y                                         6      19      32       73
------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESEN-TATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information for the three years ended April 30, 1998 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated April 30, 1998. The information for the fiscal period ended April 30, 1995 has been audited by another independent auditor. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the SAI. As of April 30, 1998, no Class Y shares were outstanding and, accordingly, no comparable information is available at this time for that class.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

                                CLASS A SHARES                     CLASS B SHARES
SMITH BARNEY             -------------------------------    -------------------------------
OREGON MUNICIPALS FUND    1998    1997    1996   1995(1)     1998    1997    1996   1995(1)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR             $10.27  $10.26  $10.09  $ 9.55     $10.26  $10.25  $10.09  $ 9.55
---------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment
   income(2)               0.53    0.54    0.55    0.49       0.48    0.48    0.49    0.44
 Net realized and
   unrealized gain         0.48    0.16    0.22    0.54       0.48    0.17    0.22    0.55
---------------------------------------------------------------------------------------------
Total Income From Oper-
  ations                   1.01    0.70    0.77    1.03       0.96    0.65    0.71    0.99
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
FROM:
 Net investment income    (0.52)  (0.54)  (0.54)  (0.49)     (0.47)  (0.49)  (0.49)  (0.45)
 Net realized gains         --    (0.13)  (0.06)    --         --    (0.13)  (0.06)    --
 Excess of net realized
   gains                    --    (0.02)    --      --         --    (0.02)    --      --
---------------------------------------------------------------------------------------------
Total Distributions       (0.52)  (0.69)  (0.60)  (0.49)     (0.47)  (0.64)  (0.55)  (0.45)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  YEAR                   $10.76  $10.27  $10.26  $10.09     $10.75  $10.26  $10.25  $10.09
---------------------------------------------------------------------------------------------
TOTAL RETURN(3)            9.97%   7.01%   7.70%  11.08%++    9.43%   6.48%   7.09%  10.59%++
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
  (MILLIONS)                $12     $10      $8      $6        $17     $13     $10      $7
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses(2)               0.65%   0.65%   0.66%   0.82%+     1.17%   1.17%   1.21%   1.38%+
 Net investment income     4.96    5.21    5.21    5.28+      4.44    4.69    4.62    4.74+
---------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE      49%     37%     75%     30%        49%     37%     75%     30%
---------------------------------------------------------------------------------------------

(1) For the period from May 23, 1994 (inception date) to April 30, 1995.

(2) The investment adviser and administrator waived all or part of their fees for the years ended April 30, 1998, April 30, 1997 and April 30, 1996 and the period ended April 30, 1995. In addition, the investment adviser has reimbursed the Fund for $53,166, $85,446 and $64,336 in expenses for the years ended April 30, 1997 and April 30, 1996 and the period ended April 30, 1995, respectively. If such fees were not waived and expenses were not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                          EXPENSE RATIOS
                PER SHARE DECREASES     WITHOUT FEE WAIVERS
             IN NET INVESTMENT INCOME    AND REIMBURSEMENT
             ------------------------   ----------------------
             1998   1997   1996   1995  1998  1997  1996  1995
            ------ ------ ------ ------ ----  ----  ----  ----
   Class A   $0.05  $0.07  $0.11  $0.12 1.12% 1.41% 1.75% 2.05%+
   Class B    0.05   0.07   0.11   0.11 1.63% 1.93  2.29  2.59+

(3) Total return for Class A and B shares for the period ended April 30, 1995 includes the effect of a cash contribution from the investment adviser which was made on October 24, 1994. The total amount of this contribution was $251,349 and $221,558 for Class A and B Shares, respectively. Without this cash contribution the total returns would have been 6.23% and 5.55%, respectively.
  ++Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR:

                                            CLASS L SHARES
                                            ----------------
SMITH BARNEY
OREGON MUNICIPALS FUND               1998    1997   1996(1)
--------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR  $10.27  $10.26  $10.28
--------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income(2)             0.47    0.47    0.45
 Net realized and unrealized gain     0.48    0.17    0.06
--------------------------------------------------------------
Total Income From Operations          0.95    0.64    0.51
--------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income               (0.46)  (0.48)  (0.47)
 Net realized gains                    --    (0.13)  (0.06)
 Excess of net realized gains          --    (0.02)      --
--------------------------------------------------------------
Total Distributions                  (0.46)  (0.63)  (0.53)
--------------------------------------------------------------
NET ASSET VALUE, END OF YEAR        $10.76  $10.27  $10.26
--------------------------------------------------------------
TOTAL RETURN                          9.38%   6.43%    4.99%++
--------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)      $2      $1    $0.6
--------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses(2)                          1.21%   1.21%    1.25%+
 Net investment income                4.39    4.66    4.80+
--------------------------------------------------------------
PORTFOLIO TURNOVER RATE                 49%     37%      75%
--------------------------------------------------------------

(1) For the period from May 16, 1995 (inception date) to April 30, 1996.

(2) The investment adviser and administrator waived all or part of their fees for the year ended April 30, 1998, April 30, 1997 and the period ended April 30, 1996. In addition, the investment adviser has reimbursed the Fund for $53,166 and $85,446 in expenses for the year ended April 30, 1997 and the period ended April 30, 1996, respectively. If such fees were not waived and expenses were not reimbursed, the per share effect on the net invest-ment income and the expense ratios would have been as follows:

                                         EXPENSE RATIOS
               PER SHARE DECREASES     WITHOUT FEE WAIVERS
             TO NET INVESTMENT INCOME   AND REIMBURSEMENT
            -------------------------- ---------------------
              1998     1997     1996    1998    1997  1996
            -------- -------- -------- ------  ------ ------
   Class L     $0.04    $0.06    $0.10  $1.67%  $1.96  2.38%+

  ++Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

  The investment objective of the Fund is to provide Oregon investors with as high a level of dividend income exempt from Federal income taxes and Oregon state personal income tax as is consistent with prudent investment management and the preservation of capital. This investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund will operate subject to an investment policy providing that, under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Securities, and at least 65% of the aggregate principal amount of the Fund's investments in Oregon Municipal Securities, which pay interest which is excluded from gross income for Federal income tax purposes and which is exempt from Oregon state personal income tax. The Fund may invest up to 20% of its net assets in Other Municipal Securities, the interest on which is excluded from gross income for Federal income tax purposes (not including the possible applicability of a Federal alternative minimum tax), but which is subject to Oregon state personal income tax. When the Adviser believes that market conditions warrant adoption of a temporary defensive investment pos-ture, the Fund may invest without limit in Other Municipal Securities and in "Temporary Investments" as described below.

  The Fund generally will invest at least 75% of its total assets in invest-ment grade debt obligations rated no lower than Baa, MIG 3 or Prime-1 by Moody's or BBB, SP-2 or A-1 by S&P, or have the equivalent rating by any NRSRO, or in unrated obligations deemed by the Adviser to be of comparable quality. Unrated securities will be considered to be investment grade if deemed by the Adviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers thereof are rated Baa or bet-ter by Moody's or BBB or better by S&P. The balance of the Fund's assets may be invested in securities rated as low as C by Moody's or D by S&P or have the equivalent rating by any NRSRO, or deemed by the Adviser to be of comparable unrated securities which are sometimes referred to as "junk bonds." Securities rated Baa by Moody's or BBB by S&P, though considered to be investment grade, have speculative characteristics. Securities rated as low as D are extremely speculative and are in actual default of interest and/or principal payments. A description of the rating systems of Moody's and S&P is contained in the SAI.

  The Fund's average weighted maturity will vary from time to time based on the judgment of the Adviser. The Fund intends to focus on intermediate- and long-term obligations, that is, obligations generally having remaining maturi-ties at the time of purchase of three to in excess of twenty years.

  The value of debt securities varies inversely to changes in the direction of interest rates. When interest rates rise, the value of debt securities gener-ally falls, and when interest rates fall, the value of debt securities gener-ally rises.

  Low and Comparable Unrated Securities. While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in inter-est rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated municipal securities also tend to be more sensitive than higher-rated securities to short-term corporate and industry developments and changes in economic conditions (including reces-sion) in specific regions or localities or among specific types of issuers. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk. During an economic downturn or a pro-longed period of rising interest rates, the ability of issuers of low-rated and comparable unrated securities to service their payment obligations, meet pro-jected goals or obtain additional financing may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subor-dinated to the prior payment of senior indebtedness. The Fund may incur addi-tional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

  While the market for municipal securities is considered to be generally ade-quate, the existence of limited markets for particular low-rated and comparable unrated securities may diminish the Fund's ability to (a) obtain accurate mar-ket quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets. The market for certain low-rated and comparable unrated securities is rela-tively new and has not fully weathered a major economic recession. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

  Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during the periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

  The Fund may invest in "Municipal leases," which generally are participations in intermediate- and short-term debt obligations issued by municipalities con-sisting of leases or installment purchase contracts for property or equipment. Although Municipal leases do not constitute general obligations of the munici-pality for which the municipality's taxing power is pledged, a Municipal lease is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain Munici-pal leases contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" Municipal leases are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the Fund's assets that may be invested in Municipal leases. In evaluating Municipal leases, the Adviser will consider such factors as it deems appropriate, which may include: (a) whether the lease can be canceled;
(b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likeli-hood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insur-ance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or serv-ices rather than those covered by the lease obligation.

  The Fund may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for pur-poses of the Federal individual and corporate alternative minimum taxes. Indi-vidual and corporate shareholders may be subject to a Federal alternative min-imum tax to the extent the Fund's dividends are derived from interest on those bonds. Dividends derived from interest income on Oregon Municipal Securities are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax.

  The Fund may also invest in zero coupon bonds. Such bonds carry an addi-tional risk in that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investments.

  The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the pro-portion of its assets that it may invest in the obligations of a single issu-er. The Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax and Oregon state franchise tax to the extent its earn-ings are distributed to shareholders.

To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the Fund's total assets will be invested in the securi-ties of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. The Fund's assumption of large positions in the obligations of a small number of issuers may cause the Fund's share price to fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

  The Fund may invest without limit in debt obligations that are repayable out of revenue streams generated from economically-related projects or facilities. Sizable investments in such obligations could involve an increased risk to the Fund should any of the related projects or facilities experience financial dif-ficulties. In addition, the Fund may invest up to an aggregate of 15% of its total assets in securities with contractual or other restrictions on resale and other instruments which are not readily marketable. The Fund also is authorized to borrow up to 10% of its total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) in order to meet anticipated redemptions and to pledge its assets to the same extent in connec-tion with the borrowings.

  Further information about the Fund's investment policies, including a list of those restrictions on the Fund's investment activities that cannot be changed without shareholder approval, appears in the SAI.

  CERTAIN PORTFOLIO STRATEGIES

  In attempting to achieve its investment objective, the Fund may employ, among others, the following portfolio strategies.

  When-Issued Securities. New issues of Oregon Municipal Securities (and other tax-exempt obligations) frequently are offered on a when-issued basis, which means that delivery and payment for such securities normally take place within 15 to 45 days after the date of the commitment to purchase. The payment obliga-tion and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Oregon Municipal Secu-rities, like other investments made by the Fund, may decline or appreciate in value before their actual delivery to the Fund. Due to fluctuations in the value of securities purchased and sold on a when-issued basis, the yields obtained on these securities may be higher or lower than the yields available in the market on the date when the investments actually are delivered to the buyers. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date. The Fund will establish a segregated account with the Fund's custodian consisting of cash, debt securities of any grade or equity securities, having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Trustees. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund generally will make commitments to purchase Oregon Munic-ipal Securities (and other tax-exempt obligations) on a when-issued basis only with the intention of actually acquiring the securities, but the Fund may sell such securities before the delivery date if it is deemed advisable.

  Temporary Investments. Under normal market conditions, the Fund may hold up to 20% of its total assets in cash or money market instruments, including tax-able money market instruments ("Temporary Investments"). In addition, when the Adviser believes that market conditions warrant, including when acceptable Oregon Municipal Securities are not available, the Fund may take a temporary defensive posture and invest without limitation in Temporary Investments. Tax-exempt securities eligible for short-term investment by the Fund are municipal notes having, at the time of purchase, a rating within the three highest rat-ing categories of Moody's or S&P or have the equivalent rating by any NRSRO, or, if not rated, having an issue of outstanding debt securities rated within the three highest rating categories of Moody's or S&P or have the equivalent rating by any NRSRO, and certain taxable short-term instruments having quality characteristics comparable to those for tax-exempt investments. As a defensive position only, the Fund may enter in repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. To the extent the Fund holds Temporary Investments, it may not achieve its investment objective.

  Financial Futures and Options Transactions. The Fund may enter into finan-cial futures contracts and invest in options on financial futures contracts that are traded on a U.S. exchange or board of trade. Such investments, if any, by the Fund will be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions and where the transactions are economi-cally appropriate to the reduction of risks inherent in the management of the Fund. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on a municipal bond index or relate to debt securities the prices of which are anticipated by the Adviser to correlate with the prices of the Municipal Bonds owned or to be purchased by the Fund.

  In entering into a financial futures contract, the Fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a per-formance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obli-gations have been satisfied. In accordance with a process known as "marking-to-market," subsequent payments known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing posi-tion in the contract.

  A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the pur-chaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the Fund.

  Regulations of the Commodity Futures Trading Commission applicable to the Fund require that its transactions in financial futures contracts and options on financial futures contracts engaged in for other than bona fide hedging purposes be limited such that no such transactions may be entered into by the Fund if the aggregate initial margin deposits and premiums paid by the Fund exceed 5% of the market value of its assets. In addition, the Fund will, with respect to its purchases of financial futures contracts, establish a segre-gated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts.

  Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or obligations of the United States government or its agen-cies and instrumentalities ("U.S. government securities") which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securi-ties are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Adviser to be of good standing and will not be made useless, in the judgement of the Adviser, the consideration to be earned from such loans would justify the risk.

  Year 2000. The investment management services provided to the Fund by the Adviser and the services provided to shareholders by Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That fail-ure could have a negative impact on the Fund's operations, including the han-dling of securities trades, pricing and account services. The Adviser and Smith Barney have advised the Fund that they have been reviewing all of their com-puter systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Adviser has been advised by the Fund's cus-todian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund or shareholder services at that time.

  In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as wide-spread or as affecting trading markets.

OREGON MUNICIPAL SECURITIES


  The interest on Oregon Municipal Securities is, in the opinion of bond coun-sel to the issuers, excluded from gross income for Federal income tax purposes and exempt from Oregon state personal income tax, and for that reason generally is fixed at a lower rate than it would be if it were subject to such taxes. Interest income on certain municipal securities (including Oregon Municipal Securities) is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes.

  CLASSIFICATIONS

  The two principal classifications of Oregon Municipal Securities are "gen-eral obligation bonds" and "revenue bonds." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the rev-enues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the issuer's general taxing power. Sizable investments in such obligations could involve an increased risk to the Fund should any of such related facilities experience financial difficulties. In addition, cer-tain types of private activity bonds issued by or on behalf of public authori-ties to obtain funds for privately operated facilities are included in the term Oregon Municipal Securities, provided the interest paid thereon is excludable from gross income for Federal income tax purposes and exempt from Oregon state personal income tax. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality.

  SPECIAL CONSIDERATIONS

  The Fund normally will invest at least 65% of its total assets in Oregon Municipal Securities, and therefore it is more susceptible to factors adversely affecting issuers of Oregon Municipal Securities than a tax-exempt mutual fund that is not concentrated in issuers of Oregon Municipal Securities to this degree.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regu-lar trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

  When, in the judgment of the pricing service, quoted bid prices for invest-ments are readily available and are representative of the bid side of the mar-ket, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the pricing service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value based on securities of similar type, yield and maturity. Pricing services generally determine value by reference to transactions in municipal obligations, quotations from munici-pal bond dealers, market transactions in com-parable securities and various relationships between securities. Short-term investments that mature in 60 days or less are valued at amortized cost when-ever the Trustees determine that amortized cost is fair value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities and other assets that are not priced by a pricing service and for which market quotations are not available will be valued in good faith at fair value by or under direction of the Fund's Board of Trustees. Further information regarding the Fund's valuation policies is contained in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  The Fund's policy is to declare and pay exempt-interest dividends monthly. Dividends from net realized capital gains, if any, will be distributed annual-ly. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

  The per share amounts of the exempt-interest dividends on Class B and Class L shares may be lower than on Class A and Class Y shares, mainly as a result of the distribution fees applicable to Class B and Class L shares. Similarly, the per share amounts of exempt-interest dividends on Class A shares may be lower than on Class Y shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same across all Classes of Fund shares (A, B, L and Y).

 TAXES

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders. Please refer to the SAI for further discus-sion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to con-sult their tax advisors for more detailed information with respect to the tax consequences of any investment.

  The Fund intends to qualify, as it has in prior years, under Subchapter M of the Code, for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, so long as such qualification is in the best inter-ests of its shareholders, the Fund will pay no federal income tax on its net investment income and long-term capital gain that is distributed to sharehold-ers. The Fund also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although they may be considered taxable for certain state and local income (or intangible) tax pur-poses. Oregon resident shareholders will not be subject to Oregon personal income tax on exempt-interest dividends attributable to municipal obligations of Oregon and its political subdivisions, as well as certain other Federal obligations considered exempt for Oregon purposes. Exempt-interest dividends are not excluded in determining Oregon State income and franchise (excise) taxes on corporations and financial institutions.

  Exempt-interest dividends attributable to interest received by the Fund on certain "private-activity" bonds will be treated as a specific tax preference item to be included in a shareholder's alternative minimum tax computation. All exempt-interest dividends will be a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. Exempt-interest dividends derived from the interest earned on private activity bonds will not be exempt from federal income tax for those shareholders who are "substantial users" (or persons related to "substantial users") of the facilities financed by these bonds.

  Shareholders who receive social security or equivalent railroad retirement benefits should note that exempt-interest dividends are one of the items taken into consideration in determining the amount of these benefits that may be subject to federal income tax.

  The interest expense incurred by a shareholder on borrowing made to purchase or carry Fund shares are not deductible for federal income tax purposes to the extent related to the exempt-interest received on such shares.

  Dividends, if any, paid by the Fund from interest income on taxable invest-ments, net realized short-term securities gains, and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of bonds held by the Fund for more than one year, are taxable as long-term capi-tal gains, regardless of the length of time a shareholder has owned Fund shares.

  Shareholders are required to pay tax on all taxable distributions even if those distributions are automatically reinvested in additional Fund shares. None of the dividends paid by the Fund will qualify for the corporate divi-dends received deduc-tion. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholder's gain or loss on the disposition of Fund shares (whether by redemption, sale or exchange), generally will be a long-term or short-term gain or loss depending on the length of time the shares had been owned at dis-position. Losses realized by a shareholder on the disposition of Fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for share-holders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income return.

PURCHASE OF SHARES

 SALES CHARGE ALTERNATIVES

  The following Classes of shares are available for purchase through this Pro-spectus. See "Prospectus Summary--Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to pur-chase.

  CLASS A SHARES. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:

                                                                     DEALER'S
                          SALES CHARGE AS   SALES CHARGE AS A %   REALLOWANCE AS
  AMOUNT OF INVESTMENT   A % OF TRANSACTION OF AMOUNT INVESTED  % OF OFFERING PRICE
-----------------------------------------------------------------------------------
  Less than - $ 25,000          4.00%              4.17%               3.60%
  $ 25,000 - $ 49,999           3.50               3.63                3.15
  $ 50,000 - $ 99,999           3.00               3.09                2.70
  $100,000 - $249,999           2.50               2.56                2.25
  $250,000 - $499,999           1.50               1.52                1.35
  $500,000 and over              *                   *                   *
-----------------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended (the "1933 Act"). The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

  CLASS B SHARES. Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

  CLASS L SHARES. Class L shares are sold with an initial sales charge of 1% (which is equal to 1.01% of the amount invested) and are subject to a CDSC pay-able upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 25, 1999 purchases of Class L shares by investors who were holders of Class C shares of the Fund on June 12, 1998 will not be subject to the 1% front-end sales charge

  CLASS Y SHARES. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except purchase of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

 GENERAL

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data" or the "Transfer Agent") are not subject to a maintenance fee.

  Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Sub-sequent investments of at least $50 may be made for all Classes. For sharehold-ers purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travel-ers and its subsidiaries, including Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to pur-chase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Transfer Agent. Share certificates are issued only upon a shareholder's written request to the Transfer Agent. It is not recommended that the Fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

  Purchase orders received by the Fund of Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day (the "trade date"). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business. For shares purchased through Smith Barney or Intro-ducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder to provide for systematic additions to the shareholders' Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or the Transfer Agent. The Sys-tematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Addi-tional information is available from the Fund or a Smith Barney Financial Con-sultant.

 SALES CHARGE WAIVERS AND REDUCTIONS

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any Travelers Affiliated Funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repur-chase, (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the rein-vestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers;
(f) purchases by separated account used to fund certain unregistered variable annuity contracts; and (g) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verifi-cation that the purchase would qualify for the elimination of the sales charge.

 RIGHT OF ACCUMULATION

  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide suffi-cient information at the time of purchase to permit verification that the pur-chase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES

  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the mini-mum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Sales Charge Alternatives--Class A Shares" and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligi-ble for such reduced sales charges or to purchase at net asset value, all pur-chases must be pursuant to an employee or partnership sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individ-ual who is a member of a qualified group may also purchase Class A shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform crite-ria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discre-tion of Smith Barney.

 LETTER OF INTENT

  Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the Letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made dur-ing the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges pre-viously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13 month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or the Transfer Agent for further information.

 DEFERRED SALES CHARGE PROVISIONS

  "CDSC Shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a CDSC. A CDSC may be imposed on certain redemptions of these shares.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class A shares and Class L shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith

Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

     YEAR SINCE PURCHASE
     PAYMENT WAS MADE      CDSC
--------------------------------
     First                 4.50%
     Second                4.00
     Third                 3.00
     Fourth                2.00
     Fifth                 1.00
     Sixth and thereafter  0.00
--------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholders as the total num-ber of his or her Class B shares converting at the time bears to the total num-ber of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements-- Class B Shares Conversion Feature."

  The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are sub-ject to the other requirements of the fund into which exchanges are made.

 FUND NAME

 Growth Funds

    Concert Peachtree Growth Fund

    Concert Social Awareness Fund

    Smith Barney Aggressive Growth Fund Inc.

    Smith Barney Appreciation Fund Inc.

    Smith Barney Balanced Fund

    Smith Barney Contrarian Fund

    Smith Barney Convertible Fund

    Smith Barney Fundamental Value Fund Inc.

    Smith Barney Funds, Inc.--Large Cap Value Fund

    Smith Barney Large Cap Blend Fund

    Smith Barney Mid Cap Blend Fund

    Smith Barney Natural Resources Fund Inc.

    Smith Barney Premium Total Return Fund

    Smith Barney Small Cap Blend Fund, Inc.

    Smith Barney Special Equities Fund

 Taxable Fixed-Income Funds

    **Smith Barney Adjustable Rate Government Income Fund

    Smith Barney Diversified Strategic Income Fund

    ++Smith Barney Funds, Inc.--Short-Term High Grade Bond Fund

    Smith Barney Funds, Inc.--U.S. Government Securities Fund

    Smith Barney Government Securities Fund

    Smith Barney High Income Fund

    Smith Barney Investment Grade Bond Fund

    Smith Barney Managed Governments Fund Inc.

    Smith Barney Total Return Bond Fund

 Tax-Exempt Funds

    Smith Barney Arizona Municipals Fund Inc.

    Smith Barney California Municipals Fund Inc.

    *Smith Barney Intermediate Maturity California Municipals Fund

    *Smith Barney Intermediate Maturity New York Municipals Fund

    Smith Barney Managed Municipals Fund Inc.

    Smith Barney Massachusetts Municipals Fund

    Smith Barney Municipal High Income Fund

    Smith Barney Muni Funds--Florida Portfolio

    Smith Barney Muni Funds--Georgia Portfolio

    *Smith Barney Muni Funds--Limited Term Portfolio

    Smith Barney Muni Funds--National Portfolio

    Smith Barney Muni Funds--New York Portfolio

    Smith Barney Muni Funds--Pennsylvania Portfolio

    Smith Barney New Jersey Municipals Fund Inc.

 Global-International Funds

    Smith Barney Hansberger Global Small Cap Value Fund

    Smith Barney Hansberger Global Value Fund

    Smith Barney World Funds, Inc.--Emerging Markets Portfolio

    Smith Barney World Funds, Inc.--European Portfolio

    Smith Barney World Funds, Inc.--Global Government Bond Portfolio

    Smith Barney World Funds, Inc.--International Balanced Portfolio

    Smith Barney World Funds, Inc.--International Equity Portfolio

    Smith Barney World Funds, Inc.--Pacific Portfolio

 Smith Barney Concert Allocation Series Inc.

    Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

    Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

    Smith Barney Concert Allocation Series Inc.--Global Portfolio

    Smith Barney Concert Allocation Series Inc.--Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

    Smith Barney Concert Allocation Series Inc.--Income Portfolio

 Money Market Funds

    +Smith Barney Exchange Reserve Fund

    ++Smith Barney Money Funds, Inc.--Cash Portfolio

    ++Smith Barney Money Funds, Inc.--Government Portfolio

    ***Smith Barney Money Funds, Inc.--Retirement Portfolio

    ++Smith Barney Municipal Money Market Fund, Inc.

    ++Smith Barney Muni Funds--California Money Market Portfolio

    ++Smith Barney Muni Funds--New York Money Market Portfolio
--------------------------------------------------------------------------------

   *Available for exchange with Class A, Class B and Class Y shares of the Fund.

  **Available for exchange with Class A and Class B shares of the Fund.

 ***Available for exchange with Class A shares of the Fund.

   +AVAILABLE FOR EXCHANGE WITH CLASS B AND CLASS L SHARES OF THE FUND.

  ++AVAILABLE FOR EXCHANGE WITH CLASS A AND CLASS Y SHARES OF THE FUND.

  Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class L Exchanges. Upon an exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respec-tive Class in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Adviser may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Adviser may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder.

Upon such a determination, the Fund will provide notice in writing or by tele-phone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all support-ing documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemp-tion proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

 Smith Barney Oregon Municipals Fund

 Class A, B, L or Y (please specify)
 c/o First Data Investor Services Group, Inc.
 P.O. Box 5128
 Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Transfer Agent together with the redemption request. Any signature appearing on a share certificate, stock power or on a written redemption request in excess of $10,000 must be guaranteed by an eligi-ble guarantor institution such as a domestic bank, savings and loan institu-tion, domestic credit union, member bank of the Federal Reserve System or mem-ber firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require addi-tional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

TELEPHONE REDEMPTION AND EXCHANGE PROGRAM FOR SHAREHOLDERS WHO DO NOT HAVE A SMITH BARNEY BROKERAGE ACCOUNT

  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the Trans-fer Agent at (800) 451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone Wire Authorization Form, including a sig-nature guarantee, that will be provided by the Transfer Agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with a signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling the Transfer

Agent at (800) 451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the fund being acquired is identical to the registra-tion of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at (800) 451-2010 between 9:00 a.m. and 4:00 p.m. (New York time) on any day the NYSE is open.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

 AUTOMATIC CASH WITHDRAWAL PLAN

  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the shareholder's shares sub-ject to the CDSC.) For further information regarding the automatic cash with-drawal plan, shareholders should contact a Smith Barney Financial Consultant or their financial consultant, Introducing Broker or dealer in the selling group.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, how-ever, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

PERFORMANCE


 YIELD

  From time to time, the Fund may advertise its 30-day "yield" and "equivalent taxable yield" for each Class of shares. The yield refers to the income gener-ated by an investment in those shares over the 30-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Class during the period by the maximum public offering price per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

  The equivalent taxable yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Fund's tax-exempt yield for each Class. It is calculated by increasing the yield shown for the Class to the extent necessary to reflect the payment of taxes at specified tax rates. Thus, the equivalent taxable yield always will exceed the Fund's yield.

 TOTAL RETURN

  From time to time, the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and

Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specific period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value of the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the com-position of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds or other industry publications.

MANAGEMENT OF THE FUND


 BOARD OF TRUSTEES

  Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with its distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated by the Board to the Fund's investment adviser and administrator. The SAI contains background information regarding each Trustee and executive officer of the Fund.

 INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's investment adviser, MMC, is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013. MMC was incorporated in March, 1968 under the laws of Delaware and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of July 31, 1998 in excess of $100 billion.

  Subject to the supervision and direction of the Fund's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfo-lio managers and securities analysts who provide research services to the Fund. For investment advisory services rendered, the Fund pays the Adviser a fee at an annual rate of 0.30% of the value of the Fund's average daily net assets. This fee is computed daily and paid monthly. For the fiscal year ended April 30, 1998, the Adviser waived a portion of the investment advisory fees equal to 0.28% of the value of the average daily net assets of the Fund.

  MMC also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered, the Fund pays MMC a fee at the following annual rates of average daily net assets: 0.20% to $500 million and 0.18% of the value of its average daily net assets in excess of $500 million. This fee is computed daily and paid monthly. For the fiscal year ended April 30, 1998, MMC waived a portion of the administration fees equal to 0.18% of the value of the average daily net assets of the Fund.

 PORTFOLIO MANAGEMENT

  Peter M. Coffey, an Investment Officer of MMC and a Managing Director of Smith Barney, has served as Vice President and Investment Officer of the Fund since it commenced operations, and manages the day-to-day operations of the Fund, including making all investment decisions.

  Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal period ended April 30, 1998 is included in the Annual Report dated April 30, 1998. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consul-tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

  On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction has been approved by the stockholders of each of the Travelers and Citicorp. Upon con-summation of the merger, the surviving corporation would be a bank holding com-pany subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, the Adviser does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory serv-ices that it currently receives.

DISTRIBUTOR

  Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class L shares of the Fund at the annual rate of 0.15% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class L shares at the rate of 0.50% and 0.55%, respectively, of the average daily net assets attributable to those Classes. Class B shares which automatically con-vert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other per-sons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney in connection with the sale of Fund shares, including lease, util-ity, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class L shares, a con-tinuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Trustees will evalu-ate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

  The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Fund. Therefore, in connection with the anticipated merger of Travelers and Citicorp and as a consequence of the anticipated applicability of the BHCA and the Glass-Steagall Act, the Fund plans to retain the services of a new entity (which is not otherwise affiliated with Travelers) to act as distributor of the Fund's shares.

ADDITIONAL INFORMATION


  The Fund was organized on March 10, 1994 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund is registered with the SEC as a non-diversified, open-end management investment company.

  Each Class of the Fund represents an identical interest in the Fund's invest-ment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Clas-ses. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of the Fund's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends to each of its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consol-idation to apply to their account should contact their Financial Consultants or the Transfer Agent.

                                                SMITH BARNEY
                                                --------------------------------

                                                A Member of TravelersGroup[LOGO]





                                             SMITH BARNEY OREGON MUNICIPALS FUND

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                                FD0543 8/98


SMITH BARNEY OREGON MUNICIPALS FUND

PART B

Smith Barney
Oregon Municipals Fund
388 Greenwich Street
New York, New York 10013
(800) 451-2010

Statement of Additional Information 	August
28, 1998

	This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Oregon Municipals Fund (the "Fund"), dated August 28, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund's Prospectus may be obtained from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

TABLE OF CONTENTS

For ease of reference the same section headings are used in both the Prospectus and this SAI, except where shown below:

Management of the Fund		  1
Investment Objective and Management Policies 		  6
Municipal Bonds (See in the Prospectus "Oregon Municipal
Securities")		13
Purchase of Shares		19
Redemption of Shares		19
Distributor		20
Valuation of Shares		22
Exchange Privilege		22
Performance Data (See in the Prospectus "Performance")		23
Taxes (See in the Prospectus "Dividends, Distributions and Taxes")
		25
Additional Information		29
Financial Statements		29
Appendix		A-1


MANAGEMENT OF THE FUND

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:

Name							Service

Smith Barney Inc.
	("Smith Barney" or "Distributor")		Distributor
Mutual Management Corp. (formerly known as
	Smith Barney Mutual Funds Management Inc.)
	("MMC" or "Adviser" or "Administrator")		Investment Adviser
and Administrator

PNC Bank, National Association
	("PNC" or the "Custodian")		Custodian
First Data Investor Services Group, Inc.
	("First Data" or the "Transfer Agent")		Transfer Agent

	These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this SAI.

Trustees and Executive Officers of the Fund

The names of the Trustees and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Herbert Barg, Trustee (Age 75). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

*Alfred J. Bianchetti, Trustee (Age 75).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19
Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody, Trustee (Age 77).  Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant Associates Corp.
His address is HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane, Trustee (Age 60).  Professor, Harvard Business
School.  His address is Harvard Business School, Soldiers Field
Road, Boston, Massachusetts 02163.

Burt N. Dorsett, Trustee (Age 67). Managing Partner of Dorsett McCabe Management, Inc., an investment counseling firm; Trustee of Research Corporation Technologies, Inc., a non-profit patent-clearing and licensing firm. His address is 45 Rockefeller Plaza, New York, New York 10111.

Elliot S. Jaffe, Trustee (Age 72).  Chairman of the Board and
President of The Dress Barn, Inc. His address is 30 Dunnigan
Drive, Suffern, New York 10901.

Stephen E. Kaufman, Trustee (Age 66). Attorney. His address is 277 Park Avenue, New York, New York 10172.

Joseph J. McCann, Trustee (Age 68).  Financial Consultant.
Retired Financial Executive, Ryan Homes, Inc.  His address is 200
Oak Park Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon, Chairman of the Board and Investment
Officer (Age 65). Managing Director of Smith Barney, Chairman of the Board of Smith Barney Strategy Advisors Inc. and President of MMC and Travelers Investment Adviser, Inc. ("TIA"). Mr. McLendon is Chairman or Co-Chairman of the Board and Director of 58 investment companies associated with Salomon Smith Barney Holdings Inc. Prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc., Vice Chairman of Shearson Asset Management, Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr., Trustee (Age 64). President, Cornelius
C. Rose Associates, Inc., financial consultants, and Chairman and
Trustee of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, West
Lebanon, New Hampshire 03784.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Smith Barney; Chief Financial Officer of the Smith Barney Mutual Funds; Director and Senior Vice President of MMC and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Peter M. Coffey, Vice President and Investment Officer (Age
54).  Managing Director of MMC; Mr. Coffey also serves as
Investment Officer of 8 other mutual funds of the Smith Barney
Mutual Funds.  His address is 388 Greenwich Street, New York, New
York 10013.

Christina T. Sydor, Secretary (Age 47).  Managing Director of
Smith Barney; General Counsel and Secretary of MMC and TIA. Ms.
Sydor serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, NY 10013.

	Each Trustee also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith Barney serves as distributor. As of August 3, 1998, the Trustees and officers of the Fund as a group owned less than 1.00% of the outstanding common stock of the Fund. As of August 3, 1998, to the knowledge of the Fund and the Board, the following shareholders or "group" (as that term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the Fund:

Class L Shares (effective June 12, 1998 the former Class C shares were renamed Class L shares)

John S. Caughell and
V. Ronene Caughell JTWROS
1365 Heath Lane SE
Salem, OR  97302
owned 23,645.37 (11.82%) shares

Mahlon P. Goodwin & N. Ruth
Goodwin TTEE Mahlon P. Goodwin
& N. Ruth Goodwin Family Trust
U/A/D 10/03/91
2010 Manorview Circle
Salem, OR 97304
owned 14,366.83 (7.18%) shares



Roy E. Holbrook & Luanna
Holbrook Trustee FBO Roy E. &
Luanna Holbrook Rev Liv Trust
U/A/D/ 10/11/90
Box 42
Mehama, OR  97384
owned 10,175.44 (5.08%) shares

	No Trustee, officer or employee of Smith Barney or of any parent or subsidiary receives any compensation from the Fund for serving as an officer or Trustee of the Fund. As of January 1, 1998, the Fund pays each Trustee who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $1,000 per annum plus $100 per in-person meeting and $100 per telephonic meeting. (Prior to January 1, 1998 the Fund paid each Trustee who was not an officer, director or employee of Smith Barney or any of its affiliates a fee of $2,500 per annum plus $250 per in-person meeting.) Upon attainment of age 80, Trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Trustees, together with reasonable out-of-pocket expenses for each meeting attended. During the Fund's last fiscal year aggregate compensation paid by the Fund to Trustees achieving emeritus status totaled $1,275.
All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. For the fiscal year ended April 30, 1998, such fees and expenses totaled $11,420.

	For the fiscal year ended April 30, 1998, the Trustees of the Fund were paid the following compensation:

Compensation Table

Name of
Trustee

Aggregate
Compensation
from the Fund

Pension or
Retirement
Benefits
Accrued as Part
of Fund's
Expenses

Total
Compensation
from Fund
Complex*

Total Number
of Funds for
Which Trustee
Serves within
Fund Complex

Herbert Barg
$2,700
$0
$101,600
16

Alfred J. Bianchetti
2,700
0
49,600
11

Martin Brody
2,350
0
119,814
19

Dwight B. Crane
2,500
0
133,850
22

Burt N. Dorsett
2,700
0
49,600
11

Elliot S. Jaffe
2,600
0
48,500
11

Stephen E. Kaufman
2,700
0
91,964
13

Joseph J. McCann
2,700
0
49,600
11

Heath B. McLendon**
0
0
0
58

Cornelius C. Rose, Jr.
2,700
0
49,600
11

________________________________________
  *	Reflects compensation paid during the calendar year ended
December 31, 1997.
**	Designates a director who is an "interested person" of the Fund.


Investment Adviser and Administrator-MMC

	MMC serves as investment adviser to the Fund. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). The advisory agreement (the "Advisory Agreement") was approved by the Board of Trustees, including a majority of those Trustees who are not "interested persons'' of the Fund or the Adviser ("Independent Trustees"). The services provided by the Adviser under the Advisory Agreement are described in the Prospectus under "Management of the Fund."

	The Fund pays MMC an investment advisory fee at an annual rate of 0.30% of the value of its average daily net assets. This fee is calculated daily and paid monthly. For the fiscal year ended April 30, 1998, the Fund incurred investment advisory fees of $84,322, of which a portion was waived. For the fiscal years ended April 30, 1997 and 1996, the Fund incurred investment advisory fees in the amount of $63,124 and $ 50,010, respectively, all of which were waived.

	MMC also serves as administrator to the Fund pursuant to a written agreement (the "Administration Agreement"), which was recently approved by the Fund's Board of Trustees, including a majority of the Independent Trustees. The services provided by MMC under the Administration Agreement are described in the Prospectus under "Management of the Fund." MMC pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.

	As compensation for administrative services rendered to the Fund, MMC receives a fee paid at the following annual rates: 0.20% of average daily net assets up to $500 million; and 0.18% of average daily net assets in excess of $500 million. This fee is computed daily and paid monthly. For the fiscal year ended 1998, the Fund incurred administration fees in the amount of $56,221, of which a portion was waived. For the fiscal years ended 1997 and 1996, the Fund incurred administration fees in the amount of $42,083 and $30,605, respectively, all of which were waived. For the fiscal year ended 1997, MMC had agreed to reimburse the Fund for certain expenses totaling $53,166.

	The Fund bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Smith Barney or MMC; Securities and Exchange Commission ("SEC") fees and state Blue Sky qualification fees; charges of custodian; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of any independent pricing service; costs of maintaining corporate existence; costs attributable to investors services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings and meetings of the officers or Board of Trustees of the Fund.

Counsel and Auditors

	Willkie Farr & Gallagher serves as legal counsel to the Fund. The Independent Trustees of the Fund have selected Stroock
& Stroock & Lavan LLP as their legal counsel.

	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending April 30, 1999.


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The Prospectus discusses the Fund's investment objective and the policies it employs to achieve that objective. The following discussion supplements the description of the Fund's investment policies in the Prospectus. For purposes of this SAI, obligations of non-Oregon municipal issuers, the interest on which is at least exempt from Federal income taxation ("Other Municipal
Securities"), and obligations of the State of Oregon and its political subdivisions, agencies and public authorities (together with certain municipal issuers such as the Commonwealth of Puerto Rico, the Virgin Islands and Guam) that pay interest which is excluded from gross income for Federal income tax purposes and exempt from Oregon personal income taxes ("Oregon Municipal Securities") are collectively referred to as "Municipal Bonds."

	As noted in the Prospectus, the Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The identification of the issuer of Municipal Bonds generally depends upon the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity would be deemed to be the sole issuer. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed to be the sole issuer. If in either case, however, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Ratings as Investment Criteria

	In general, the ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and other nationally recognized statistical ratings organizations ("NRSROs") represent the opinions of those agencies as to the quality of the Municipal Bonds and short-term investments which they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of the Adviser to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. To the extent the Fund invests in lower-rated and comparable unrated securities, the Fund's achievement of its investment objective may be more dependent on the Adviser's credit analysis of such securities than would be the case for a portfolio consisting entirely of higher-rated securities.

	Subsequent to its purchase by the Fund, an issue of Municipal Bonds may cease to be rated or its rating may be reduced below the rating given at the time the securities were acquired by the Fund. Neither event will require the sale of such Municipal Bonds by the Fund, but the Adviser will consider such event in its determination of whether the Fund should continue to hold the Municipal Bonds. In addition, to the extent the ratings change as a result of changes in such organizations or their rating systems or due to a corporate restructuring of Moody's or S&P or any NRSROs, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies. The Appendix contains information concerning the ratings of Moody's and S&P and their significance.

	The Fund generally may invest up to 25% of its total assets in securities rated below investment grade (i.e., lower than Baa, MIG 3 or Prime-1 by Moody's or BBB, SP-2 or A-1 by S&P, or the equivalent rating from any NRSRO, or in unrated securities of comparable quality). Such securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

	Zero coupon securities involve special considerations. Zero coupon securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity of a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of other debt securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do debt securities having similar maturities and credit
quality.   The credit risk factors pertaining to low-rated
securities also apply to low-rated zero coupon bonds. Such zero coupon bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.

	Current Federal income tax laws may require the holder of a zero coupon security to accrue income with respect to that security prior to the receipt of cash payments. To maintain its qualification as a registered investment company and to avoid liability for Federal income taxes, the Fund may be required to distribute income accrued with respect to zero coupon securities (including to shareholders not electing to reinvest dividends) and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Temporary Investments

	When the Fund is maintaining a defensive position, the Fund may invest in short-term investments ("Temporary Investments") consisting of: (a) tax-exempt notes of municipal issuers having, at the time of purchase, a rating within the three highest rating categories of Moody's or S&P or the equivalent rating from any NRSRO or, if not rated, having an issue of outstanding Municipal Bonds rated within the three highest rating categories by Moody's or S&P; and (b) the following taxable securities: obligations of the United States government, its agencies or instrumentalities ("U.S. government securities"), repurchase agreements, other debt securities rated within the three highest rating categories by Moody's or S&P or the equivalent rating from any NRSRO, commercial paper rated in the highest rating categories by either of such rating services, and certificates of deposit of domestic banks with assets of $1 billion or more. The Fund may invest in Temporary Investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the Fund's total assets be invested in Temporary Investments unless the Fund has adopted a defensive investment policy. The Fund intends, however, to purchase tax-exempt Temporary Investments pending the investment of the proceeds of the sale of portfolio securities or shares of the Fund, or in order to have highly liquid securities available to meet anticipated redemptions.

Investments in Financial Futures Contracts and Options on
Financial Futures Contracts

	The Fund may invest in financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade. Such investments may be made by the Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. Further, such investments will be made only in unusual circumstances, such as when the Adviser anticipates an extreme change in interest rates or market conditions.

	Unlike the purchase or sale of a Municipal Bond, no consideration is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

	There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the Adviser's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term municipal bond portfolio. In addition, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index and movements in the price of the Municipal Bonds which are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

	Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of Municipal Bonds will, in fact, correlate with the price movements in the municipal bond index futures contract and thus provide an offset to losses on a futures contract.

	If the Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the Municipal Bonds held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the Municipal Bonds it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell
securities to meet daily variation margin requirements.   Such
sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

	When the Fund purchases municipal bond index futures contracts, an amount of cash and U.S. government securities or other high grade debt securities equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian (and/or such other persons as appropriate) to collateralize the positions and thereby insure that the use of such futures contracts is not leveraged.

	Options on Financial Futures Contracts. The Fund may purchase put and call options on futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. The Fund will sell put and call options on interest rate futures contracts only as part of closing sale transactions to terminate its options positions. There is no guarantee that such closing transactions can be effected.

	Options on futures contracts, as contrasted with the direct investment in such contracts, gives the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

	There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the Fund's purchase of put or call options will be based upon predictions as to anticipated interest rate trends by the Adviser, which could prove to be inaccurate. Even if the Adviser's expectations are correct there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

	Repurchase Agreements. As a defensive position only, the Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. In evaluating these potential risks, MMC, acting under the supervision of the Fund's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

Investment Restrictions

The Fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 6 below cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund, defined as the lesser of (a) 67% of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the Fund's outstanding shares. The remaining restrictions may be changed by the Board of Trustees at any time. The Fund may not:

1. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

2. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and
(b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4.   Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which    the Fund may invest
consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

6. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds' investment objective and policies); or (d) investing in real estate investment trust securities.

7. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

8. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

9.   Purchase or sell oil and gas interests.

10. Invest more than 5% of the value of its total assets in the securities of issuers having a record, including predecessors, of less than three years of continuous operation, except U.S. government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.)

11.  Invest in companies for the purpose of exercising control.

12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent permitted by Section 12 of the 1940 Act (currently, up to 5% of the total assets of the Fund and no more than 3% of the total outstanding voting stock of any one investment company).

13. Engage in the purchase or sale of put, call, straddle or spread options or in the writing of such options, except that the Fund may engage in transactions involving municipal bond index and interest rate futures contracts and options thereon after approval of these investment strategies by the Board of Trustees and notice thereof to the Fund's shareholders.

	Certain restrictions listed above permit the Fund to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this SAI and any future change in those practices would require the approval of the Board of Trustees and appropriate disclosure to investors.

	If a percentage restriction is complied with at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction. In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

Portfolio Transactions

	Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; those dealers may be acting as either agents or principals. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked prices. The Fund paid no brokerage commissions for the fiscal year ended April 30, 1998.

	Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are the availability of the desired security and prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers which provide supplemental investment research and statistical or other services to the Adviser may receive orders for portfolio transactions by the Fund. Information so received enables the Adviser to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful to the Adviser in serving both the Fund and its other clients, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

	The Fund will not purchase Municipal Bonds during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but which are not subject to such limitation. The Fund also may execute portfolio transactions through Smith Barney and its affiliates in accordance with rules promulgated by the SEC.

	While investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type that the Fund may make also may be made by such other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Portfolio Turnover

	The Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year excluding purchases or sales of short-term securities divided by the monthly average value of portfolio securities) generally is not expected to exceed 100%, but the portfolio turnover rate will not be a limiting factor whenever the Fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand or supply of various types of tax-exempt securities. For the fiscal years ended April 30, 1996, 1997 and 1998, the Fund's portfolio turnover rate was 75%, 37% and 49%, respectively.


MUNICIPAL BONDS

General Information

	Municipal Bonds generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are included within the term Municipal Bonds if the interest paid thereon qualifies as excludable from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer.

	The yields on Municipal Bonds are dependent upon a variety of factors, including general economic and monetary conditions, general money market factors, the financial condition of the issuer, the general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation offered and the rating of the issue. Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possibility also exists that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, Municipal Bonds may be materially and adversely affected.

When-Issued Securities

	The Fund may purchase Municipal Bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the Municipal Bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the Fund will purchase Municipal Bonds on a when-issued basis only with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

	Municipal Bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, Municipal Bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing Municipal Bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a segregated account of the Fund consisting of cash, debt securities of any grade or equity securities, having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by the Adviser to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the Board of Trustees. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent the Fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the Fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from Oregon personal income taxes or from Federal income taxes.

	When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Special Considerations Relating to Oregon Municipal Securities

	The Fund believes the information summarized below describes some of the more significant aspects of the Oregon state economy. The sources of such information are the Official Statements relating to the State's general obligation bonds. Although the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects. The following summary is qualified by reference to the information from such documents.

Employment. The economy continues to grow rapidly, although some slowing is now in evidence. Employment increased approximately 4% annually in each year from 1994-1996, and the official estimate for 1997 is 3.5%, slowing to 2.6% in 1998. In November 1997, compared with the same month one year earlier, employment rose 2.3%, with gains of 4.2% in construction; 2.9% in services; 3.1% in finance, insurance, and real estate; 4.1% in manufacturing; and 2.7% in trade; while government was down 0.9%. The October unemployment rate was 5.1% somewhat above the U.S. level of 4.6%. In 1996, personal income was up 7.1% or 132% of the U.S. rate. On a per capita basis, the state outperformed the nation as well, with a 5.6% increase, compared with 4.6%. State per capita personal income was $23,074, or 94% of the U.S. figure, ranking Oregon 24th. The outlook is for gradual slowing of growth, with increases of 6.0% in 1999 and 5.0% in 1999 projected, compared with 7.6% in 1997. In third-quarter 1997, the state gain was 7.2%, or 133% of the U.S. rate of 5.4%.

	As the Oregon economy has grown, it has become more diverse. With the expansion of the high technology sectors, the economy has become less dependent on the forest products industry. By 1995, 12,500 fewer individuals worked in lumber and wood products manufacturing than had in 1986. During the same period, the number of jobs in the high technology sectors of electrical and nonelectrical machinery had grown by 17,000. Presently, high-technology, services and international trade sectors lead the state's diversification from its historical timber and agriculture base. Services represent 26% of non-farming employment, trade represents 25%, government 17%, and manufacturing 16%. Oregon's other basic industries, agriculture and tourism, continue to provide strong, diversified support for the State's economy.

State Forecast. The latest forecast expects some adverse impact on Oregon from instability in Asia, as exports to East Asia account for 4.4% of gross state product. However, the extent of this impact will depend on a variety of factors, such as the duration and ultimate severity of the region's problems as well as their potential spread to Japan, Taiwan, Singapore, and Hong Kong, which, together with already affected Korea, account for about 47% of Oregon's exports. Japan at 21%, is the largest partner.

Overall revenue performance continues to be strong and the March 1998 state revenue forecast for the 1999 biennium indicates general fund revenues of $8.5 billion or $279 million above the close of session forecast. The state is anticipating some minor effects from the Asian economic situation, with corporate income tax projections for the 1997-1999 biennium revised downward $22.9 million to reflect lower export earnings from Asia. However, personal income tax projections have been revised upward by $48.8 million, reflecting higher collections and capital gains.

Population. Oregon's population was estimated to be 3.2 million and continues to benefit from strong revenue performance resulting from its expanding economy and its expanding population and labor force. Growth trends continue to outpace national rates.

	Western Oregon consists largely of small coastal communities which focus on tourism, fishing, agriculture and dairy operations. Central Oregon, west of the Cascade Mountains, has the Willamette Valley, Oregon's four largest cities, and the highly economically diversified Portland metropolitan area. East of the Cascade Mountains communities tend to be smaller, and economic activity centers on agriculture, forestry and ranching. A number of small, timber dependent communities throughout the State have been particularly adversely affected by recent reductions in the timber and forest products employment. Local economies in Oregon vary substantially, and respond to different factors; statistical data on economic activity in the State as a whole may mask significant differences in local economies.

Housing, Agriculture, Trade and Tourism. Much of the recent growth in the Oregon nonmanufacturing sectors can be traced to population growth. Oregon's quality of life and low housing costs have always encouraged in-migration. The State's rapid job growth since 1987 pushed Oregon's population growth rate above the nation's. The State's population is expected to grow 1.7% in both 1997 and 1998.

	Oregon has a highly diversified agricultural base, with gross farms sales of over $3 billion in 1995, over 84 commodities with sales of $1,000,000 or more, and over 38 commodities with gross sales of $10,000,000 or more. Agriculture in Oregon follows the national trend of increasing capital intensity, with employment decreasing as constant dollar output has increased. Recent agricultural expansion is attributable to use of more efficient methods and increased use of irrigation. Although every county in the State is involved in agricultural production, activity is concentrated in the Willamette Valley.

	Oregon is located on the western coast of the United States, where the Columbia River flows into the Pacific Ocean.
International trade and exports are an important part of the Oregon economy, with much of the trade occurring through Oregon's
23 port districts. The Port of Portland is most active, having developed an efficient system for dealing with large numbers of vessels, including modern grain elevators, cranes, break-bulk and containerized-cargo facilities and ship repair and dry dock facilities. Chief export items include grains, logs, lumber and other forest products.

	Tourism is a rapidly growing segment of the Oregon economy. The State has major mountain ranges, vast coastal and desert regions, and multi-use and wilderness forest areas. There are more than 400 miles of seacoast, 47,000 miles of streams, 1,400 lakes and reservoirs, 225 state parks and a national park in Oregon. Research conducted for the Tourism Division indicates that visitor expenditures amounted to over $4 billion in 1995, a 51% increase over 1990.

Recent Developments Affecting the Oregon Economy and Creditworthiness of Oregon. On November 6, 1990, Oregonians approved an initiative petition ("Measure Five") amending the Oregon Constitution to limit property taxes and certain other charges against property. The measure imposes a maximum tax rate for non-school local governments of $10/$1,000 of property value, and a declining rate for schools which begin at $15/$1,000 and declines $5/$1,000 in the fiscal year 1995-1996. Measure Five has an exemption for voter-approved general obligation bonds issued by local governments, and an exemption for general obligation bonds issued by the State of Oregon. However, there is no exemption for taxes collected for operating purposes. Measure Five has an adverse effect on the financial condition of the State of Oregon and on all local governments which impose ad valorem taxes in areas where the aggregate tax rate exceeds the measure's limits.

   	The State has a history of conservative revenue forecasting and legislative oversight through the biennial budget period, and actual balances at the end of the biennium have comfortably exceeded estimates at the time of budget adoption. However, voter initiatives have placed constraints on financial operations, and also inject an element of uncertainty into future operations. In particular, the "2% kicker" requirement that rebates be provided to individual or corporate income taxpayers whenever revenue growth is more than two percent above budget levels makes it difficult for the State to apply any of the dividend from economic growth towards building budgetary cushions.

	The full impact of Measure Five, property tax rate limitation initiative, has been absorbed successfully as a result of the robust economic growth of the last several years. But Measure 50 ("Measure 50"), an amendment approved by the voters in May 1997 that further limits the revenue raising flexibility of local governments, has begun to place some strain on the State budget. It is currently estimated that Measure 50 will result in a reduction of $389 million in property tax revenue collections by local governments in fiscal 1998. This will necessarily lead to increased pressure on the Legislative Assembly to use State funds to replace revenues lost by the localities. For school districts, the aggregate 1997-1999 property tax cut has been estimated at $428 million, which represents the additional support the State must extend.

	The State is required to indemnify school district from the impact of the property tax cuts. State funding for K-12 education now represents over 40% of the General Fund budget, up from about one-third prior to Measure Five. The state has subsumed these costs by cutting programs, dedicating revenue growth, and relying on lottery funds. This challenge has been met while maintaining positive financial performance and strong General Fund balance levels.

	Measure 50 has no short-term impact on the State's credit quality, given the current State economy and fiscal position. But the measure's requirements reduce budgetary flexibility and make the State more vulnerable to economic softening.

	The State adopted a balanced $8.76 billion general fund budget for the current biennium, spanning fiscal years 1998 and 1999. Strong economic performance during the last biennium has brought in more revenues than expected, enabling the State to return the entire "2% kicker" to taxpayers and also readily accommodate the additional costs of funding education associated with ballot initiatives. The kicker mechanism returned much of this unexpected revenue to the voters by December 1 after the close of the 1995-97 biennium.

	The State's ending unreserved, undesignated balance for fiscal 1997 totaled $307 million. While lower than the amount recorded in 1996, the amount still represents a continuation of a solid trend of substantial available balances.

	The March 1997-99 revenue estimate is $279 million higher than the 1997 close of legislative session forecast. As a result of the positive revenue results, a surplus kicker credit is projected for both personal and corporate income taxpayers for the current biennium.

	Financial operations continue to be very positive. Revenues for the 1995-1997 biennium amounted to $7.7 billion, up 18% from the previous biennium, compared with an original budgeted increase of 6.5%. There was an operating surplus of almost $300 million, and the general fund closed at June 30, 1997, with a balance of $794 million. Personal income taxes were 6% over the original projections and corporate taxes 60%. The adopted budget for 1997-1999 expected surplus to be drawn down to $68 million. However, with the higher beginning balance and re-estimates of revenues, the June 30, 1999 balance is now set at $535 million. Currently, it is projected that revenues will be 3.4% over the budgeted level. The March 1998 forecast increased biennial revenue by $26.6 million, but appropriations are up $75 million, lowering the December projected balance by the difference. Revenue growth for the period is estimated at 10%, lower than in 1995-1997, reflecting in part the 2% kicker that is triggered by revenues in excess of estimates and mandates tax rebates.

	Oregon has made a concerted effort to restrict its issuance of new debt, especially for higher education, as it adjusted to the increased demands of financing Measure Five. A significant proportion of outstanding debt is general obligation debt issued for various programs which provide self-support for debt service, especially the veterans' welfare bonds. As a result, Oregon's debt per capita and the ratio of debt to personal income, at $309 and 1.4%, respectively, remain comfortably below state medians of $422 and 2.1%. New capital programs, especially for correction facilities, have become a priority and financing these facilities is beginning to increase debt burdens slightly. Some relief in the pace of prison construction is indicated by the latest forecasts of slower than anticipated growth in prison inmate populations, although the state still expects to build seven new prisons over the next nine years.

	Additional Considerations. Growth has been vibrant which has helped the State to accommodate a mandated shift in school funding. Passage of ballot Measure 47, now replaced by a similar but corrective ballot Measure 50, further limits local taxation and the state is again mandated to absorb the cost of the new limits for school districts. While the state will still be challenged to maintain the school funding and to meet prison costs, financial management has so far achieved successful implementation.

	Although Oregon is facing many restrictions on its ability to raise property tax revenues or keep revenues in the general fund which are above forecasted levels, the State's economy is well diversified and expanding.

	With respect to Municipal Obligations issued by the State of Oregon and its political sub-divisions, the Fund cannot predict what legislation, if any, may be proposed in the Oregon State Legislature as regards the Oregon State personal income tax, the status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of Oregon Municipal Obligations for investment by the Fund and the value of the Fund's portfolio. In such an event, the Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.


PURCHASE OF SHARES

Volume Discounts

	The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

	Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Price

	The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share plus for Class L shares an initial sales charge of 1% at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class L shares, and of Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements, incorporated by reference in their entirety into this SAI.


REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.


Distribution in Kind

	If the Board of Trustees of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Portfolio securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently disposing of those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in
additional shares of the Fund.   Withdrawal Plans should be set up
with a Smith Barney Financial Consultant; however, a shareholder who purchased shares directly through the Transfer Agent prior to November 7, 1994 may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant, or their financial consultant, Introducing Broker or dealer in the selling group.


DISTRIBUTOR

	Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a written agreement (the "Distribution Agreement") which was approved by the Fund's Board of Trustees. For the 1996, 1997 and 1998 fiscal years, Smith Barney received approximately $59,000, $43,000 and $37,000 respectively, in sales charges from the sale of the Fund's Class A shares, and did not reallow any portion thereof to dealers. For the 1996, 1997 and 1998 fiscal years, the Fund's distributor received approximately $13,000, $25,000 and $23,000, respectively, representing CDSC on redemptions of the Fund's Class B shares.

	When payment is made by the investor before settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund
(other than Smith Barney Exchange Reserve Fund) of the Smith
Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit by receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The
Fund's Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

	For the calendar year ended December 31, 1997, Smith Barney incurred distribution expenses totaling approximately $256,936, consisting of approximately $11,602 for advertising, $1,019 for printing and mailing of Prospectuses, $73,399 for support services, $164,399 to Smith Barney Financial Consultants, and $6,577 in accruals for interest on the excess of Smith Barney expenses incurred in distributing the Fund's shares over the sum of the distribution fees and CDSC received by Smith Barney from the Fund.

Distribution Arrangements

	To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the Fund pays Smith Barney a distribution fee primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of the respective shares. The Class B distribution fee is calculated at the annual rate of 0.50% of the value of the Fund's average net assets attributable to the shares of the Class. The Class L distribution fee is calculated at the annual rate of 0.55% of the value of the Fund's average net assets attributable to the shares of the Class.

The following service and distribution fees were incurred during the fiscal years ended as indicated:

Distribution
Plan Fees


4/30/98
4/30/97
4/30/96

Class A...............
$16,841
$13,359
$9,912

Class B...............
99,462
73,866
54,586

Class L ................
10,930
5,286
2,444

	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Trustees and the Independent Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


VALUATION OF SHARES

	Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New
Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

	The valuation of the Fund's assets is made by the Adviser after consultation with an independent pricing service (the "Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgment of the Service, there is no readily obtainable market quotation (which may constitute a majority of the portfolio securities) are carried at fair value as determined by the Service. For the most part, such investments are liquid and may be readily sold. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the Service are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board of Trustees, which may replace any such Service at any time if it determines it to be in the best interests of the Fund to do so.


EXCHANGE PRIVILEGE

	Except as noted below, shareholders of any Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, as listed in the Prospectus, on the basis of relative net asset value per share at the time of exchange as follows:

A.	Class A and Class Y shareholders of the Fund who wish to
exchange all or a portion of their shares for shares of the respective Class in any of the funds of the Smith Barney
Mutual Fund Complex may do so without imposition of any charge.

B.	Class B shares of any fund may be exchanged without a sales
charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds. Upon an exchange, the new
Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

C.	Upon exchange, the new Class L shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

	Dealers other than Smith Barney must notify the Transfer
Agent of the investor's prior ownership of Class A shares of Smith Barney High Income Fund and the account number in order to accomplish an exchange of shares of Smith Barney High Income Fund under paragraph B above.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


PERFORMANCE DATA

	From time to time, the Fund may quote yield or total return of a Class in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may be included in the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors' Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class, it will also disclose such information for the other Classes.

Average Annual Total Return

	"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

				P(1 + T)n = ERV

	Where	P	=	a hypothetical initial payment of $1,000
		T	=	average annual total return
		n	=	number of years
		ERV	=	Ending Redeemable Value of a
                        hypothetical $1,000 investment made at
                        the beginning of a 1-, 5- or 10-year
                        period at the end of the 1-, 5- or 10-
                        year period (or fractional portion
                        thereof), assuming reinvestment of all
                        dividends and distributions.

	Class A's average annual total return was as follows for the periods indicated (reflecting the waiver of the investment advisory and/or administration fees):

5.55% 	for the one year period from May 1, 1997 through April
30, 1998.

7.94% 	per annum during the period from May 23, 1994
(commencement of operations) through April 30, 1998, including the effect of a voluntary cash contribution in the amount of $251,349 made by the investment adviser in October
1994.

5.89% 	per annum during the period from May 23, 1994 through
April 30, 1998, excluding the effect of the cash contribution.

	The Class A average annual total return figures assume that the maximum 4.00% sales charge has been deducted from the investment at the time of purchase. If the maximum sales charge had not been deducted at the time of purchase, Class A's average annual total return would have been as follows for the periods indicated:

9.97% 	for the one year period from May 1, 1997 through April
30, 1998.

9.07% 	per annum during the period from May 23, 1994 through
April 30, 1998, including the effect of the cash contribution.

7.38% 	per annum during the period from May 23, 1994 through
April 30, 1998, excluding the effect of the cash contribution.

	Class B's average annual total return was as follows for the periods indicated (reflecting the waiver of investment advisory and/or administration fees):

4.93% 	for the one year period from May 1, 1997 through April
30, 1998.

8.12% 	per annum during the period from May 23, 1994
(commencement of operations) through April 30, 1998, including the effect of a voluntary cash contribution in the amount of $221,556 made by the investment adviser in October
1994.

5.77% 	per annum during the period from May 23, 1994 through
April 30, 1998, excluding the effect of the cash contribution.

	The Class B average annual total return figures assume that the maximum applicable CDSC has been deducted from the investment. If the maximum CDSC had not been deducted, Class B's average annual total return would have been as follows for the periods indicated:

9.43% 	for the one year period from May 1, 1997 through April
30, 1998.

8.52% 	per annum during the period from May 23, 1994 through
April 30, 1998, including the effect of the cash contribution.

6.68% 	per annum during the period from May 23, 1994 through
April 30, 1998, excluding the effect of the cash contribution.

	Class L's average annual total return was as follows for the period indicated (reflecting the waiver of investment advisory and/or administration fees):

8.38%	for one year period from May 1, 1997 through April 30, 1998.

7.02%	for the period from May 16, 1995 (commencement of
operations) through April 30, 1998.

	The Class L average annual total return figure assumes that the maximum applicable CDSC has been deducted from the investment at the time of redemption. If the maximum CDSC had not been deducted, Class L's average annual total return would have been as follows for the period indicated:

9.38%	for the one year period from May 1, 1997 through April 30,
1998.

7.02%	for the period from May 16, 1995 through April 30, 1998.

Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because the performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuation in interest rates and the expenses of the Fund.

TAXES

	The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

	As described above and in the Prospectus, the Fund is designed to provide shareholders with current income which is excluded from gross income for Federal income tax purposes and exempt from Oregon state personal income taxes. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income. Similarly, investment in the Fund would not be appropriate for persons who are not subject to relatively high rates of income or franchise (excise) taxes.

	The Fund intends to qualify and to continue to qualify each year as a "regulated investment company" under the Code. Provided that the Fund (a) qualifies as a regulated investment company and
(b) distributes to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for Federal and Oregon state income or franchise (excise) taxes.

	Because the Fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for Federal and Oregon state income tax purposes except to the extent provided in the following paragraph. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then for Federal and Oregon state income tax purposes, any loss on the sale or exchange of such share, to the extent of such exempt-interest dividend, generally is disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividends paid by the Fund which represents income derived from private activity bonds held by the Fund may not retain its Federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Similar rules are applicable for Oregon state personal income tax purposes. Moreover, (a) some or all of the Fund's dividends and distributions may be a specific tax preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes and (b) the receipt of the Fund's dividends and distributions may affect a corporate shareholder's Federal "environmental" tax liability if such tax is reinstated as proposed by President Clinton. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and the Federal and Oregon state "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Moreover, tax-exempt bonds may be purchased at a price which is less than the principal of the bond and less than its adjusted issue price. This "market discount" is taxable as ordinary income (instead of capital gain) if the bond was acquired after April 30, 1993. Shareholders should consult their own tax advisors as to whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code and (b) subject to a Federal alternative minimum tax, the Federal branch profits tax or the Federal and Oregon state excess net passive income tax.

	In the event any interest or dividends on obligations of Oregon counties, cities, districts, ports or other public or municipal corporations or political subdivisions of Oregon is included in the federal taxable income of an individual, then such interests or dividends nevertheless may be eliminated for purposes of computing the amount of income subject to Oregon's personal income tax. In such event, however, the amount subtracted from Oregon taxable income is reduced by any interest on indebtedness incurred to carry such obligations or securities, and by any expenses incurred in the production of such interest or dividend income. With respect to Oregon corporate franchise (excise) and income taxes, federal taxable income is increased by the amount of interest or dividends received during the taxable year from obligations of a state or any political subdivision of a state (including Oregon) that is exempt from federal taxation under the Code. However, the amount added to Oregon taxable income under this provision is reduced by any interest or indebtedness incurred to carry the obligations or securities so described, and by any expenses incurred in the production of such interest or dividend income. To derive Oregon taxable income of a corporation, discount and gain or loss on retirement or disposition of municipal obligations excluded from federal taxable income, and issued on or after January 1, 1985, is treated in the same manner as under Code sections 1271 to 1283 and other pertinent provisions of the Code and applicable Treasury regulations as if the obligations, although issued by a state or a political subdivision of a state, were not tax exempt under the Code.

	As described above and in the Fund's Prospectus, the Fund may invest in exchange-traded futures contracts and options on futures contracts As a general rule, these investment activities will increase or decrease the amount of long- and short-term capital gains or losses realized by the Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders. For Federal and Oregon state income tax purposes, gain or loss on the futures contracts and options (collectively referred to herein as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, these instruments are treated as if sold at the Fund's fiscal year end for their fair market value. As a result, the Fund will be recognizing gains or losses before they are actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and accordingly, the mark-to-market system generally will affect the amount of capital gains or losses taxable to the Fund and the amount of capital gains distributions taxable to a shareholder. Moreover, if the Fund invests in both section 1256 contracts and offsetting positions in such contracts which together constitute a straddle, then the Fund may be required to defer certain realized losses. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts will not cause it to be treated as recognizing a materially greater amount of capital gains than actually realized and will permit it to use substantially all of the losses of the Fund for the fiscal years in which such losses actually occur.

	Long-term capital gains, if any, realized by the Fund will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long they have held Fund shares, and will be designated as capital gain dividends in a written notice mailed to shareholders after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the other six-month rule described above relating to exempt-interest dividends) on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend.

	If a shareholder incurs a sales charge when acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge will not be taken into account when computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, it will be added to the tax basis in the newly acquired shares. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares will be treated as incurred with respect to the second acquisition and, as a general rule, will increase the shareholder's tax basis in the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately recognizing a loss on the sales charge by shifting his or her investment in a family of mutual funds.

	Each shareholder will receive after the close of the calendar year an annual statement as to the Federal income tax and Oregon state personal income tax status of his or her dividends and distributions from the Fund for the prior calendar year. Dividends attributable to Oregon Municipal Securities and any other obligations which, when held by an individual, the interest therefrom would be exempt from taxation by Oregon, will be exempt from Oregon state personal income taxation ("Oregon exempt-interest dividends"). Any dividends attributable to interest on municipal obligations that are not Oregon Municipal Securities generally will be taxable as ordinary dividends for Oregon state personal income tax purposes even if such dividends are excluded from gross income for Federal income tax purposes. These statements also will designate the amount of exempt-interest dividends that is a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder also will receive, if appropriate, written notice after the close of the Fund's taxable year as to the Federal income tax status of his or her dividends and distributions. Shareholders should consult their tax advisors as to any other state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded or exempt from Federal income taxation or Oregon state personal income taxation and the dollar amount subject to Federal income taxation or Oregon state personal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund.

	Investors considering buying shares of the Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

	If a shareholder fails to furnish the Fund with a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify to the Fund that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) the proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

	The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Further, it should be noted that, for Oregon state tax purposes, the portion of any Fund dividends constituting Oregon exempt-interest dividends is exempt from income for Oregon state personal income tax purposes only. Dividends (including Oregon exempt-interest dividends) paid to shareholders subject to Oregon state franchise (excise) tax or Oregon state corporate income tax will generally be taxed as ordinary dividends to such shareholders, notwithstanding that all or a portion of such dividends is exempt from Oregon state personal income tax. Potential shareholders in the Fund, including, in particular, corporate shareholders which may be subject to either Oregon franchise tax or Oregon corporate income tax, should consult their tax advisors with respect to (a) the application of such corporate and franchise taxes to the receipt of Fund dividends and as to their own Oregon state tax situation in general, (b) the application of other state and local taxes to the receipt of Fund dividends and distributions and (c) their own specific tax situations.

ADDITIONAL INFORMATION

	The Fund is a business trust established under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated May 10, 1994. The Fund commenced operations on May 23, 1994 under the name Smith Barney Shearson Oregon Municipals Fund. On October 14, 1994, the Fund changed its name to Smith Barney Oregon Municipals Fund.

	PNC, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the Fund's custodian. Under the custody agreement, PNC holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

	First Data Investor Services Group, Inc., located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the assets of the Fund during the month and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

	The Fund's Annual Report for the fiscal year ended April 30, 1998 is incorporated herein by reference in its entirety.



APPENDIX A

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds

	S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

	Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II. Nature of and provisions of the obligation; and
III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal, and in the majority of instances they differ from AAA issues only in small degrees.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher-rated categories.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus(+) or minus(-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P - The letter P following a rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

L - The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

	Conditional rating(s), indicated by "Con" are given to bonds for which the continuance of the security rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows and/or the security rating is conditional upon the issuance of insurance by the respective insurance company.

NR - Not rated.

S&P Ratings for Municipal Notes

	Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus(+) designation. Notes rated SP-2 have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Notes rated SP-3 have speculative capacity to pay principal and interest.

Commercial Paper Ratings

A-1 - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B - Issues rated B are regarded as having only speculative capacity for timely payment.

C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

Moody's Ratings for Municipal Bonds

Aaa - Bonds which are Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short-comings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating symbols may include numerical modifiers "1," "2", or "3". The numerical modifier "1" indicates that the security ranks at the high end, "2" in the mid-range, and "3" nearer the low end of the generic category. These modifiers of rating symbols "Aa", "A" and "Baa" are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

Moody's Ratings for Municipal Notes

	Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, superior liquidity support or from established and broad-based access to the market for refinancing or both. Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with ample margins of protection although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be narrow and market access for refinancing is likely to be less well established.

Description of Moody's Prime-1 Commercial Paper Rating

	The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


u:\legal\funds\ormu\1998\secdocs\sai98.doc	32

u:\legal\funds\ormu\1998\secdocs\sai98.doc	A-4


SMITH BARNEY OREGON MUNICIPALS FUND

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

		Included in Part A:

	Financial Highlights

		Included in Part B:

The Registrant's Annual Report for the year ended April 30, 1998 and the Report of Independent Accountants dated June 12, 1998 are incorporated by reference to the Definitive 30b2-1 filed on July
16, 1998 as Accession Number 0000091155-98-000459.

		Included in Part C:

Consent of Independent Accountants is filed herein.

(b)	Exhibits

All references are to the Registrant's registration statement on Form N-1A as filed with the Securities and Exchange Commission
("SEC") on March 11, 1994 (the "Registration Statement") (File
Nos. 33-52643 and 811-07149).

(1) (a)	Registrant's Master Trust Agreement, dated March 10,
1994, is incorporated by reference to the Registration Statement.

    (b)	Amendments to Master Trust Agreement dated October 14,
1994 and November 7, 1994, respectively, are incorporated by reference to Post-Effective Amendment No. 3 as filed with the SEC on November 23, 1994 ("Post-Effective Amendment No. 3").


    (c)	Amendment to Registrant's Master Trust Agreement dated
June 12, 1998 filed herein.


(2)	Registrant's By-Laws, dated March 10, 1994, are incorporated by reference to the Registration Statement.

(3)	Not Applicable.

(4)	Registrant's forms of stock certificates  are incorporated
by reference to Pre-Effective Amendment No. 3 as filed with the SEC on May 23, 1994 ("Pre-Effective Amendment No. 3").

(5) (a)	Investment Advisory Agreement between the Registrant
and Greenwich Street Advisors, dated May 23, 1994, is incorporated by reference to Pre-Effective Amendment No. 3.

    (b)	Transfer and Assignment of Investment Advisory
Agreement between the Registrant and Smith Barney Mutual Funds
Management Inc., dated November 7, 1994, is incorporated by reference to Post-Effective Amendment No. 4 as filed with the SEC on July 6, 1995 ("Post-Effective Amendment No. 4").

(6)	Distribution Agreement  between the Registrant and Smith
Barney Shearson Inc., dated May 23, 1994, is incorporated by reference to Pre-Effective Amendment No. 3.

(7)	Not Applicable.

(8)	Form of Custody Agreement between the Registrant and PNC
Bank, National Association, is incorporated by reference to Post-
Effective Amendment No. 4.

(9) (a)	Administration Agreement between the Registrant and
Smith, Barney Advisers, Inc., dated May 23, 1994, is incorporated by reference to Pre-Effective Amendment No. 3.

    (b)	Transfer Agency Agreement between the Registrant and
First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc.), dated May 23, 1994, is incorporated by reference to Pre-Effective Amendment No. 3.

(10)	Not Applicable.

(11)	Consent of Independent Auditors is filed herein.

(12)	Not Applicable.

(13)	Purchase Agreement between the Registrant and Smith Barney
Shearson Inc. is incorporated by reference to Pre-Effective
Amendment No. 3.

(14)	Not Applicable.

(15)	Amended Services  and Distribution Plan pursuant to Rule
12b-1 between the Registrant and Smith Barney, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

(16)	Performance Data is incorporated by reference to Post-
Effective Amendment No. 3.

(17)	Financial Data Schedule is filed herein.


(18)	Form of Registrant's Amended Rule 18f-3(d) Multiple Class
Plan is filed herein.


Item	 25.	Persons Controlled by or Under Common Control with
Registrant

		None.

Item 	26.	Number of Holders of Securities


     (1)                                    (2)
Title of Class                    Number of Record Holders
                                  By Class as of August 3, 1998

Class A                                   273
Class B                                   415
Class L*                                   56
Class Y                                     0

* Effective June 12, 1998 the former Class C shares were renamed
Class L shares.


Item 	27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 28(a).	Business and Other Connections of Investment Adviser


Investment Adviser - - Mutual Management Corp. ("MMC") (formerly known as Smith Barney Mutual Funds Management Inc.)

MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-8314).

Item 29.	Principal Underwriters

(a) Smith Barney Inc. ("Smith Barney") currently acts as a distributor for
Concert Investment Series
Consulting Group Capital Markets Funds
Global Horizons Investment Series (Cayman Islands)
Global Horizons Investment Series (Ireland)
Greenwich Street California Municipal Fund Inc.
Greenwich Street Municipal Fund Inc.
Greenwich Street Series Fund
High Income Opportunity Fund Inc.
The Italy Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio II Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Fund Inc.
Puerto Rico Daily Liquidity Fund Inc.
Puerto Rico Equity Index & Income Fund, Inc.
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Global Enhanced Income Fund
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Intermediate Municipal Fund, Inc.
Smith Barney Investment Funds Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Fund, Inc.
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles)
Travelers Series Fund Inc.
The USA High Yield Fund N.V. (Netherlands Antilles)
Worldwide Securities Limited (Bermuda)
Zenix Income Fund Inc.
and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Holdings. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).


Item 	30.	Location of Accounts and Records

(1)	Smith Barney Oregon Municipals Fund
	388 Greenwich Street
	New York, New York 10013

(2)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, Pennsylvania  19103

(4)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

Item 	31.	Management Services

		Not Applicable.

Item 	32.	Undertakings

		(a) Not applicable.

		(b) Not applicable

(c)	Registrant undertakes to furnish each person to
whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

485(b) Certification

	The Registrant hereby certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b)(1)(ix) under the Securities Act or 1933, as amended.


SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of August, 1998.

	SMITH BARNEY OREGON MUNICIPALS FUND


	By: /s/Heath B. McLendon
	Health B. McLendon
	Chairman of the Board



	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

Signature	Title           	Date

/s/ Heath B. McLendon 	Chairman of the Board,    	August 28,
1998
Heath B. McLendon      	President and Chief
	Executive Officer


/s/Lewis E. Daidone	Senior Vice President and   	August 28,
1998
Lewis E. Daidone       	Treasurer, Chief Financial
	and Accounting Officer


/s/Herbert Barg*         	Trustee   	August 28, 1998
Herbert Barg


/s/Alfred J. Bianchetti*    	Trustee	August
28, 1998
Alfred J. Bianchetti


/s/Martin Brody*           	Trustee	August
28, 1998
Martin Brody


/s/Dwight B. Crane*       	Trustee	August
28, 1998
Dwight B. Crane


/s/Burt N. Dorsett*      	Trustee	August 28, 1998
Burt N. Dorsett


/s/Elliot S. Jaffe*      	Trustee	August 28, 1998
Elliot S. Jaffe


/s/Stephen E. Kaufman*   	Trustee	August 28, 1998
Stephen E. Kaufman


/s/Joseph J. McCann*     	Trustee	August 28, 1998
Joseph J. McCann


/s/Cornelius C. Rose, Jr.*   	Trustee	August
28, 1998
Cornelius C. Rose, Jr.


 * Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated August 14, 1996.



/s/ Heath B. McLendon
Heath B. McLendon


EXHIBIT INDEX


Exhibit No.	Exhibit

(1)(c)	Amendment to Master Trust Agreement

(11)(a)	Consent of KPMG Peat Markwick LLP

(17)		Financial Data Schedule

(18)		Rule 18f-3(d) Multiple Class Plan

		Cover page